CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	10 Months Ended	12 Months Ended
	Oct. 31, 2013	Dec. 31, 2012
Cash Flows From Operating Activities
Net income	$ 119,977	$ 2,292,165
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation amortization	3,414	34,886
Loss on theft of assets	0	14,053
Changes in operating assets and liabilities:
Accounts receivable	(922,571)	(3,511,050)
Prepaid expenses and other current assets	(18,776)	37,080
Accounts payable	32,445	(61,451)
Accrued expenses	12,700	62,970
Net cash used in operating activities	(772,811)	(1,131,347)
Cash Flows From Investing Activities
Cash paid for purchase of oil and gas properties	(548,796)	(181,918)
Cash paid for purchase of property and equipment	(25,823)	(14,538)
Net cash used in investment activities	(574,619)	(196,456)
Cash Flows From Financing Activities
Borrowings from related parties	1,329,250	1,217,421
Proceeds for sale of stock	31,071	0
Net cash provided by financing activities	1,360,321	1,217,421
Net increase (decrease) in cash	12,891	(110,382)
Cash at beginning of period	29,623	140,005
Cash at end of period	42,514	29,623
Supplemental Disclosures:
Interest paid in cash	0	0
Income taxes paid in cash	0	0
Non-cash investing and financing
Settlement of debt with preferred stock	0	1,690,000
Unrealized gain (loss) on marketable securities	74,396	350,750
Settlement of receivables in shares	3,589,567	0
Sale of shares for note receivable	$ 1,000,000	$ 822,250